Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported	Mar. 31, 2013 Oneida Resources Corp
Redeemable Convertible Preferred Stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Redeemable Convertible Preferred Stock, shares authorized				10,000,000	10,000,000	6,312,500	6,312,500	8,060,048	8,060,048
Redeemable Convertible Preferred Stock, shares issued				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Redeemable Convertible Preferred Stock, shares outstanding				3,700,000	3,700,000	3,631,898	3,631,898	5,762,765	5,762,765
Preferred stock, par value											$ 0.0001
Preferred stock, shares authorized											10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001							$ 0.001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	30,000,000							30,000,000	100,000,000
Common stock, shares issued	22,134,647	22,134,647	11,202,990							11,269,530	5,000,000
Common stock, shares outstanding	14,599,612	14,599,612	11,202,990							11,269,530	5,000,000